Subsidiary Preferred Shares - Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 76,721	$ 8,621
Entrega
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	2,216	2,216
Follica
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	6,405	6,405
Seaport
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 68,100	$ 0